PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total cost	$ 1,107	$ 1,048	$ 831
Less accumulated depreciation and amortization	(782)	(728)	(456)
Property and Equipment, net	325	320	375
Computer equipment
Property, Plant and Equipment [Line Items]
Total cost	448	416	333
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total cost	176	149	15
Data warehouse
Property, Plant and Equipment [Line Items]
Total cost	286	286	286
Software
Property, Plant and Equipment [Line Items]
Total cost	$ 197	$ 197	$ 197